Income Taxes - Reconciliation of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of income taxes to the expected statutory federal corporate income tax rates
Expected income tax expense					$ (799)	$ (18,483)
State tax expense, net of federal benefit					56	99
State rate change					(640)	(731)
Change in valuation allowance					1,218	19,016
Corporate-owned life insurance interest and premiums					96	170
Other					140	62
Total income tax expense	$ 16	$ 62	$ 39	$ 43	$ 71	$ 133